Subsequent events - Additional Information (Detail) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 26, 2022 USD ($) $ / shares shares	Jan. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares	Jul. 21, 2021 $ / shares	Sep. 30, 2020 $ / shares
Subsequent Event [Line Items]
Exercise Price of Warrants or Rights | $ / shares				$ 11.50		$ 11.50
Share price | $ / shares					$ 10.00
Common Class A
Subsequent Event [Line Items]
Share price | $ / shares				$ 10.00
Class of Warrant or Right,Conversion rate				0.265
Subsequent Event [Member]
Subsequent Event [Line Items]
Class of warrant or Right ,Redemption price per warrant | shares		0.10
Class of Warrant or Rights, issued on cash basis ,shares | shares		134,443
Class of Warrant or Rights, issued on cash basis ,value | $		$ 1.5
Class of Warrant or Rights, issued on cashless basis ,shares | shares		18,692,120
Class of Warrant or Rights, Redemption shares | shares		1,370,760
Class of Warrant or Rights, Redemption value | $		$ 0.1
Exercise Price of Warrants or Rights | $ / shares		$ 11.50
Share price | $ / shares	$ 10.00		$ 10.00
Aggregate purchase price for shares issuance | $	$ 75.0		$ 75.0
Subsequent Event [Member] | Common Class A
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares		5,087,612
Share price | $ / shares	$ 0.0001		$ 0.0001
Number of shares to be issued in transaction (in shares) | shares	7,500,000		7,500,000
Class of Warrant or Right,Conversion rate		0.265